Investments In Affiliated Companies, Partnership And Other Companies (Income Statement Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Revenues	$ 351,183	$ 385,792	$ 402,438
Gross profit	88,440	102,730	117,222
Net income	$ 27,151	$ 27,596	$ 38,131